Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	Jun. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	$ 1,619,766	$ 1,623,985	$ 1,701
Less: accumulated depreciation	(163,353)	(30,585)	(103)
Total property and equipment, net	1,456,413	1,593,400	1,598
Office Equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	$ 17,790	$ 13,298	1,701
Depreciation of property and equipment, annual rates	20.00%	20.00%
Renovation [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	$ 155,975	$ 153,886
Depreciation of property and equipment, annual rates	20.00%	20.00%
Plant and Machinery [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	$ 1,446,001	$ 1,456,801
Depreciation of property and equipment, annual rates	10.00%	10.00%